EQUITY - Schedule of Changes in LP Units (Details) - Exchange LP Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	2,883	3,308	11,078
Exchange LP Units exchanged (in shares)	(169)	(425)	(7,770)
End of year (in shares)	2,714	2,883	3,308